Document and Entity Information	3 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Revised financials to update through March 31, 2013 and add a disclosure regarding the recent IPO.
Document Period End Date	Mar. 31, 2013
Trading Symbol	WLS
Entity Registrant Name	WILLIAM LYON HOMES
Entity Central Index Key	0001095996
Entity Filer Category	Non-accelerated Filer